Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net income for the year	R$ 4,292,618	R$ 2,244,511	R$ 5,200,583
Adjustments to reconcile net income to net cash provided by operations:
Accrued charges on borrowings and financing	1,909,546	1,879,116	1,938,077
Charges on loans and financing granted	(32,684)	(58,728)	(50,239)
Depreciation/ depletion / amortization	2,522,063	1,519,331	1,273,021
Equity in results of affiliated companies	(71,755)	(125,715)	(135,706)
Charges on lease liabilities.	54,236	52,607
Deferred income tax and social contribution	(1,426,696)	(2,398,400)	(576,895)
Provision for tax, social security, labor and civil risks	4,405	(164,223)	(34,279)
Monetary variations and exchange differences	2,010,056	853,449	1,002,137
Contractual agreement		(131,817)
Proceeds from disposal of fixed and intangible assets	12,998	114,603	38,245
Provision (Reversal) for consumption and services	(29,057)	(130,339)	55,726
Provision for actuarial liabilities	(24,019)	(20,194)	(20,984)
PIS and COFINS credits		(160,609)	(2,208,462)
Net gain on sale of a foreign subsidiary			(1,164,294)
Provision for environmental liabilities and decommissioning of assets	10,388	17,110	(55,247)
Unrealized loss (gains) on shares - Fair value through profit or loss	(1,203,068)	118,780	(1,655,813)
Receivables by indemnity	(517,183)
Other provisions	(7,651)	104,869	(21,877)
Total Adjustments to reconcile net income to net cash provided by operations	7,504,197	3,714,351	3,583,993
Changes in assets and liabilities
Trade receivables - third parties	(594,731)	49,338	99,223
Trade receivables - related parties	49,412	(77,271)	22,071
Inventories	755,571	(218,242)	(800,050)
Receivables from related parties/Dividends	90,306	99,276	113,800
Recoverable taxes	865,984	14,051	238,181
Judicial deposits	50,028	19,312	(7,496)
Trade payables	2,103,283	(354,288)	925,176
Trade payables - Drawee risk	(497,451)	1,055,546	65,766
Payroll and related taxes	(43,649)	36,271	(1,100)
Taxes in installments - REFIS	1,654,135	280,413	(23,806)
Payables to related parties	12,019	1,956	129,031
Advances from customer	(10,011)	2,524,826
Interest paid	(1,922,130)	(2,039,112)	(2,141,710)
Derivative instrument cash settlement	(299,585)
Others	(140,504)	(234,548)	5,026
Increase (decrease) in assets and liabilities	2,072,677	1,157,528	(1,375,888)
Net cash provided by operating activities	9,576,874	4,871,879	2,208,105
Investments / acquisition of shares	(132,197)	(209,832)	(218,840)
Purchase of property, plant and equipment	(1,683,839)	(2,214,456)	(1,317,102)
Receipt/(Payment) in derivative transactions		(230)	(372)
Purchase of intangible assets		(1,427)	(2,200)
Loans granted to related parties	(101,631)	(101,913)	(101,908)
Loans received from related parties	14,584	23,623
Financial investment, net of redeemed amount	39,428	289,213	(167,773)
Cash received by disposal of Usiminas' shares			39,377
Net cash received from the sale of a foreign subsidiary			1,670,359
Cash used to acquire interest in CBSI		(21,345)
Net cash used in investing activities	(1,863,655)	(2,236,367)	(98,459)
New borrowings and financing	8,085,902	10,068,627	2,143,679
Cost of transaction	(39,174)	(67,362)	(92,287)
Repayment of borrowings	(6,448,658)	(11,775,093)	(5,019,978)
Amortization of leases	(103,648)	(94,727)
Payment of dividends and interests on net equity	(309,350)	(1,920,309)	(502,002)
Treasury shares			213,402
Net cash provided by (used in) financing activities	1,185,072	(3,788,864)	(3,257,186)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(42,660)	(5,697)	(16,028)
Increase (decrease) in cash and cash equivalents	8,855,631	(1,159,049)	(1,163,568)
Cash and cash equivalents at the beginning of the year	1,088,955	2,248,004	3,411,572
Cash and cash equivalents at the end of the year	R$ 9,944,586	R$ 1,088,955	R$ 2,248,004